Pension and Postretirement Expense Level 4 (Details) - Change in Benefit Obligations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 278	$ 309
Service cost	3	3	3
Interest cost	11	10	12
Actuarial losses (gains)	33	(24)
Foreign currency exchange rate changes	0	0
Benefits paid	(17)	(20)
Defined Benefit Plan, Settlements, Plan Assets	(23)	0
Plan amendments	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	(27)	0
Employee contributions	0	0
Benefit obligation at end of year	281	278	309
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	17	19
Foreign currency exchange rate changes	0	0
Employer contributions	13	16
Funded status of the plan at end of year	(51)	(38)
Defined Benefit Plan, Fair Value of Plan Assets	230	240	225
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	470	484
Service cost	14	14	8
Interest cost	17	18	17
Actuarial losses (gains)	142	(51)
Foreign currency exchange rate changes	(68)	20
Benefits paid	(10)	(10)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	(2)	(6)
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	1	1
Benefit obligation at end of year	564	470	484
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	83	3
Foreign currency exchange rate changes	(45)	12
Employer contributions	23	15
Funded status of the plan at end of year	(213)	(171)
Defined Benefit Plan, Fair Value of Plan Assets	351	299	278
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	12	15
Service cost	0	0	0
Interest cost	1	0	1
Actuarial losses (gains)	(3)	(2)
Foreign currency exchange rate changes	0	0
Benefits paid	(1)	(1)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	0	0
Benefit obligation at end of year	9	12	15
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	1	1
Funded status of the plan at end of year	(9)	(12)
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	12	9
Service cost	0	1	0
Interest cost	1	1	0
Actuarial losses (gains)	1	(3)
Foreign currency exchange rate changes	(1)	(2)
Benefits paid	(1)	0
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	(1)	6
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	0	0
Benefit obligation at end of year	11	12	9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	0	0
Funded status of the plan at end of year	(11)	(11)
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 1	$ 1